MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 87.3%
Advertising(a) – 0.9%
Clear Channel Outdoor Holdings, Inc.(b)
$905,000	7.750%		04/15/28	$ 906,656
1,525,000	7.500		06/01/29	1,510,116
395,000	7.125		02/15/31	411,748
219,000	7.500		03/15/33	232,631
Dotdash Meredith, Inc.(b)
880,000	7.625		06/15/32	808,641
Lamar Media Corp.
10,010,000	3.750		02/15/28	9,826,316
Neptune Bidco U.S., Inc.(b)
800,000	9.290		04/15/29	821,544
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
959,000	4.250		01/15/29	936,157
2,641,000	4.625		03/15/30	2,579,306
2,439,000	7.375		02/15/31	2,570,706
Stagwell Global LLC(b)
3,588,000	5.625		08/15/29	3,488,828

				24,092,649

Aerospace & Defense – 1.6%
AAR Escrow Issuer LLC(a)(b)
1,551,000	6.750		03/15/29	1,605,564
ATI, Inc.(a)
625,000	7.250		08/15/30	655,138
Bombardier, Inc.(b)
625,000	6.000	(a)	02/15/28	625,819
795,000	7.500	(a)	02/01/29	826,108
3,430,000	8.750	(a)	11/15/30	3,674,147
1,583,000	7.250	(a)	07/01/31	1,680,766
1,324,000	7.000	(a)	06/01/32	1,390,399
3,350,000	6.750	(a)	06/15/33	3,521,185
4,800,000	7.450		05/01/34	5,377,680
Moog, Inc.(a)(b)
1,607,000	4.250		12/15/27	1,598,869
TransDigm, Inc.(a)
3,003,000	6.750	(b)	08/15/28	3,056,183
150,000	4.625		01/15/29	149,189
5,053,000	6.375	(b)	03/01/29	5,198,476
6,192,000	6.625	(b)	03/01/32	6,413,859
525,000	6.000	(b)	01/15/33	534,933
2,025,000	6.375	(b)	05/31/33	2,061,916
652,000	6.250	(b)	01/31/34	674,207
2,570,000	6.750	(b)	01/31/34	2,660,592

				41,705,030

Agriculture(a)(b) – 0.0%
Darling Ingredients, Inc.
1,257,000	6.000		06/15/30	1,273,869

Airlines – 1.1%
American Airlines, Inc.(a)(b)
625,000	7.250		02/15/28	636,556
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
6,270,000	5.750		04/20/29	6,335,522

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Airlines – (continued)
JetBlue Airways Corp./JetBlue Loyalty LP(a)(b)
$11,302,000	9.875%	09/20/31	$ 11,354,215
United Airlines Holdings, Inc.(a)
765,000	5.375	03/01/31	772,757
United Airlines, Inc.(a)(b)
1,175,000	4.375	04/15/26	1,174,143
2,450,000	4.625	04/15/29	2,447,599
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
575,000	7.875	05/01/27	575,983
1,500,000	9.500	06/01/28	1,547,355
5,700,000	6.375	02/01/30	5,380,401

			30,224,531

Apparel(a)(b) – 0.9%
Beach Acquisition Bidco LLC(c) (PIK 10.750%, Cash 10.000%)
12,775,557	10.000	07/15/33	14,060,140
Champ Acquisition Corp.
2,332,000	8.375	12/01/31	2,496,056
Kontoor Brands, Inc.
1,300,000	4.125	11/15/29	1,233,206
Under Armour, Inc.
2,510,000	7.250	07/15/30	2,570,767
Wolverine World Wide, Inc.
3,404,000	4.000	08/15/29	3,177,634

			23,537,803

Automotive – 2.3%
Adient Global Holdings Ltd.(a)(b)
900,000	7.000	04/15/28	920,637
450,000	8.250	04/15/31	471,483
American Axle & Manufacturing, Inc.(a)(b)
350,000	6.375	10/15/32	357,210
1,275,000	7.750	10/15/33	1,310,866
Aston Martin Capital Holdings Ltd.(a)(b)
6,450,000	10.000	03/31/29	5,761,462
Clarios Global LP/Clarios U.S. Finance Co.(a)(b)
4,065,000	6.750	02/15/30	4,252,437
3,404,000	6.750	09/15/32	3,527,429
Dana, Inc.(a)
302,000	4.250	09/01/30	289,872
Dana, Inc.(a)
270,000	4.500	02/15/32	256,357
Ford Motor Co.
3,028,000	4.750	01/15/43	2,427,003
Ford Motor Credit Co. LLC(a)
2,250,000	4.271	01/09/27	2,249,055
425,000	5.800	03/08/29	436,790
425,000	5.875	11/07/29	438,209
Forvia SE(a)(b)
850,000	6.750	09/15/33	871,751
Garrett Motion Holdings, Inc./Garrett LX I SARL(a)(b)
1,752,000	7.750	05/31/32	1,854,562
Goodyear Tire & Rubber Co.(a)
530,000	5.250	07/15/31	505,058

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
JB Poindexter & Co., Inc.(a)(b)
$3,891,000	8.750%	12/15/31	$ 4,051,815
New Flyer Holdings, Inc.(a)(b)
2,882,000	9.250	07/01/30	3,100,974
Nissan Motor Acceptance Co. LLC(a)(b)
650,000	5.625	09/29/28	652,203
1,200,000	6.125	09/30/30	1,196,712
Nissan Motor Co. Ltd.(a)(b)
1,565,000	7.500	07/17/30	1,643,156
3,820,000	4.810	09/17/30	3,603,864
1,525,000	7.750	07/17/32	1,613,496
Nissan Motor Co. Ltd.(a)(b)
990,000	8.125	07/17/35	1,058,488
Phinia, Inc.(a)(b)
1,345,000	6.750	04/15/29	1,392,452
450,000	6.625	10/15/32	468,760
PM General Purchaser LLC(a)(b)
2,525,000	9.500	10/01/28	2,334,211
Qnity Electronics, Inc.(a)(b)
325,000	5.750	08/15/32	330,925
100,000	6.250	08/15/33	103,265
Real Hero Merger Sub 2, Inc.(a)(b)
2,174,000	6.250	02/01/29	1,053,999
Tenneco, Inc.(a)(b)
5,240,000	8.000	11/17/28	5,269,082
Titan International, Inc.(a)
1,925,000	7.000	04/30/28	1,932,527
Wabash National Corp.(a)(b)
2,528,000	4.500	10/15/28	2,351,015
ZF North America Capital, Inc.(a)(b)
1,040,000	7.500	03/24/31	1,065,896
1,810,000	6.875	04/23/32	1,804,136

			60,957,157

Banks(a) – 0.3%
Citigroup, Inc.(d)
(5 yr. CMT + 2.890%)
3,875,000	6.875	08/15/30	3,959,707
(5 yr. CMT + 3.001%)
70,000	6.625	02/15/31	71,219
Freedom Mortgage Corp.(a)(b)
275,000	6.625	01/15/27	274,989
1,025,000	12.250	10/01/30	1,128,105
Intesa Sanpaolo SpA(b)(d) (1 yr. CMT + 2.600%)
525,000	4.198	06/01/32	503,291
Intesa Sanpaolo SpA(b)(d) (1 yr. CMT + 2.750%)
850,000	4.950	06/01/42	746,020
Popular, Inc.
200,000	7.250	03/13/28	209,640

			6,892,971

Beverages(a)(b) – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
3,146,000	6.250	04/01/29	3,151,034

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(a)(b) – 0.2%
BioMarin Pharmaceutical, Inc.
$1,943,000	5.500%		02/15/34	$ 1,950,850
Emergent BioSolutions, Inc.
2,820,000	3.875		08/15/28	2,515,496

				4,466,346

Building Materials(a) – 2.2%
AmeriTex HoldCo Intermediate LLC(b)
1,717,000	7.625		08/15/33	1,806,095
Builders FirstSource, Inc.(b)
2,174,000	5.000		03/01/30	2,165,652
4,358,000	4.250		02/01/32	4,151,823
Camelot Return Merger Sub, Inc.(b)
1,075,000	8.750		08/01/28	834,555
Cornerstone Building Brands, Inc.(b)
1,425,000	6.125		01/15/29	628,340
CP Atlas Buyer, Inc.(b)
3,289,000	9.750		07/15/30	3,421,119
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
3,681,000	6.625		12/15/30	3,815,872
Griffon Corp.
625,000	5.750		03/01/28	624,694
JELD-WEN, Inc.(b)
725,000	4.875		12/15/27	636,826
JH North America Holdings, Inc.(b)
1,849,000	5.875		01/31/31	1,881,413
1,717,000	6.125		07/31/32	1,752,988
Masterbrand, Inc.(b)
3,728,000	7.000		07/15/32	3,867,502
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(b)
200,000	6.750		04/01/32	205,614
MIWD Holdco II LLC/MIWD Finance Corp.(b)
675,000	5.500		02/01/30	654,919
Quikrete Holdings, Inc.(b)
4,776,000	6.375		03/01/32	4,953,524
5,342,000	6.750		03/01/33	5,544,675
Smyrna Ready Mix Concrete LLC(b)
5,227,000	6.000		11/01/28	5,246,340
2,660,000	8.875		11/15/31	2,838,193
Standard Building Solutions, Inc.(b)
1,374,000	6.500		08/15/32	1,417,102
775,000	6.250		08/01/33	792,096
Standard Industries, Inc.(b)
1,010,000	4.750		01/15/28	1,005,324
5,753,000	4.375		07/15/30	5,555,787
5,220,000	3.375		01/15/31	4,816,598

				58,617,051

Chemicals(a) – 2.2%
Ashland, Inc.
1,275,000	3.375	(b)	09/01/31	1,169,226
2,050,000	6.875		05/15/43	2,160,434
Avient Corp.(b)
3,030,000	7.125		08/01/30	3,116,779
1,901,000	6.250		11/01/31	1,954,038

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
Celanese U.S. Holdings LLC
$63,000	6.850%	11/15/28	$ 66,145
4,935,000	7.200	11/15/33	5,219,552
2,103,000	7.375	02/15/34	2,140,833
Cerdia Finanz GmbH(b)
1,388,000	9.375	10/03/31	1,424,685
Chemours Co.(b)
1,320,000	4.625	11/15/29	1,231,388
5,853,000	8.000	01/15/33	5,866,638
CVR Partners LP/CVR Nitrogen Finance Corp.(b)
2,581,000	6.125	06/15/28	2,586,188
INEOS Finance PLC(b)
618,000	7.500	04/15/29	525,418
Ingevity Corp.(b)
170,000	3.875	11/01/28	165,235
Inversion Escrow Issuer LLC(b)
2,600,000	6.750	08/01/32	2,576,340
Methanex U.S. Operations, Inc.(b)
990,000	6.250	03/15/32	1,021,046
NOVA Chemicals Corp.(b)
860,000	4.250	05/15/29	842,585
1,375,000	7.000	12/01/31	1,467,840
Nufarm Australia Ltd./Nufarm Americas, Inc.(b)
875,000	5.000	01/27/30	806,566
Olympus Water U.S. Holding Corp.(b)
800,000	4.250	10/01/28	775,096
1,925,000	6.250	10/01/29	1,891,486
875,000	7.250	06/15/31	897,015
8,020,000	7.250	02/15/33	7,994,897
Perimeter Holdings LLC(b)
900,000	6.250	01/15/34	900,459
SK Invictus Intermediate II SARL(b)
1,025,000	5.000	10/30/29	1,010,496
SNF Group SACA(b)
1,025,000	3.375	03/15/30	963,295
Solstice Advanced Materials, Inc.(b)
375,000	5.625	09/30/33	377,006
Tronox, Inc.(b)
500,000	4.625	03/15/29	384,005
275,000	9.125	09/30/30	272,514
Valvoline, Inc.(b)
6,030,000	3.625	06/15/31	5,544,464
WR Grace Holdings LLC(b)
1,675,000	7.375	03/01/31	1,709,539

			57,061,208

Coal(a)(b) – 0.1%
Coronado Finance Pty. Ltd.
1,175,000	9.250	10/01/29	1,110,046
SunCoke Energy, Inc.
3,138,000	4.875	06/30/29	2,956,843

			4,066,889

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – 5.1%
Adtalem Global Education, Inc.(b)
$3,561,000	5.500%	03/01/28	$ 3,557,902
Albion Financing 1 SARL/Aggreko Holdings, Inc.(b)
1,200,000	7.000	05/21/30	1,252,368
Allied Universal Holdco LLC(b)
4,091,000	7.875	02/15/31	4,298,536
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
3,531,000	6.000	06/01/29	3,501,340
3,493,000	6.875	06/15/30	3,627,306
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
1,575,000	4.625	06/01/28	1,553,738
3,347,000	4.625	06/01/28	3,305,397
Alta Equipment Group, Inc.(b)
590,000	9.000	06/01/29	563,131
AMN Healthcare, Inc.(b)
1,725,000	4.000	04/15/29	1,649,842
1,475,000	6.500	01/15/31	1,497,863
APi Group DE, Inc.(b)
2,616,000	4.750	10/15/29	2,569,095
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
3,260,000	4.750	04/01/28	3,189,225
900,000	5.375	03/01/29	877,563
3,130,000	8.250	01/15/30	3,239,331
1,005,000	8.375	06/15/32	1,033,683
Belron U.K. Finance PLC(b)
4,590,000	5.750	10/15/29	4,678,633
Block, Inc.(b)
2,802,000	5.625	08/15/30	2,852,044
2,814,000	6.000	08/15/33	2,872,053
Carriage Services, Inc.(b)
1,850,000	4.250	05/15/29	1,782,161
Champions Financing, Inc.(b)
1,210,000	8.750	02/15/29	1,173,966
Cimpress PLC(b)
5,966,000	7.375	09/15/32	6,127,559
Dcli Bidco LLC(b)
1,795,000	7.750	11/15/29	1,828,028
Deluxe Corp.(b)
3,400,000	8.000	06/01/29	3,458,344
HealthEquity, Inc.(b)
3,707,000	4.500	10/01/29	3,614,881
Herc Holdings, Inc.(b)
625,000	6.625	06/15/29	646,806
2,904,000	7.000	06/15/30	3,046,644
1,295,000	5.750	03/15/31	1,303,573
4,206,000	7.250	06/15/33	4,451,042
635,000	6.000	03/15/34	637,991
Hertz Corp.(b)
525,000	12.625	07/15/29	528,628
1,610,000	5.000	12/01/29	1,068,283
ION Platform Finance U.S., Inc.(b)
1,190,000	7.875	09/30/32	1,043,880
Korn Ferry(b)
2,285,000	4.625	12/15/27	2,281,458

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
Mavis Tire Express Services Topco Corp.(b)
$8,742,000	6.500%		05/15/29	$ 8,727,838
NESCO Holdings II, Inc.(b)
4,145,000	5.500		04/15/29	4,085,602
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
60,000	3.375		08/31/27	58,788
PROG Holdings, Inc.(b)
3,745,000	6.000		11/15/29	3,705,677
RR Donnelley & Sons Co.(b)
1,290,000	9.500		08/01/29	1,343,096
Service Corp. International
6,070,000	3.375		08/15/30	5,682,370
900,000	4.000		05/15/31	856,215
75,000	5.750		10/15/32	76,283
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
4,366,000	6.750		08/15/32	4,453,931
Synergy Infrastructure Holdings LLC(b)
2,711,000	7.875		12/01/30	2,828,901
TriNet Group, Inc.(b)
180,000	3.500		03/01/29	170,357
United Rentals North America, Inc.
200,000	4.875		01/15/28	200,016
2,800,000	4.000		07/15/30	2,707,152
1,025,000	3.875		02/15/31	977,655
1,975,000	3.750		01/15/32	1,845,855
725,000	5.375	(b)	11/15/33	724,645
Veritiv Operating Co.(b)
2,310,000	10.500		11/30/30	2,476,204
VM Consolidated, Inc.(b)
3,461,000	5.500		04/15/29	3,404,966
VT Topco, Inc.(b)
1,909,000	8.500		08/15/30	1,954,701
Wand NewCo 3, Inc.(b)
5,097,000	7.625		01/30/32	5,357,559
WEX, Inc.(b)
980,000	6.500		03/15/33	1,001,315
Williams Scotsman, Inc.(b)
1,705,000	6.625		04/15/30	1,765,579
ZipRecruiter, Inc.(b)
800,000	5.000		01/15/30	555,104

				134,072,103

Computers(a)(b) – 1.2%
Amentum Holdings, Inc.
2,162,000	7.250		08/01/32	2,279,115
CACI International, Inc.
1,870,000	6.375		06/15/33	1,943,790
Diebold Nixdorf, Inc.
3,351,000	7.750		03/31/30	3,552,429
Fortress Intermediate 3, Inc.
1,350,000	7.500		06/01/31	1,377,189
Insight Enterprises, Inc.
2,227,000	6.625		05/15/32	2,279,179
McAfee Corp.
4,825,000	7.375		02/15/30	3,841,424

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a)(b) – (continued)
NCR Atleos Corp.
$2,425,000	9.500%		04/01/29	$ 2,598,024
NCR Voyix Corp.
1,775,000	5.125		04/15/29	1,753,664
Science Applications International Corp.
1,865,000	4.875		04/01/28	1,860,020
2,285,000	5.875		11/01/33	2,304,102
Seagate Data Storage Technology Pte. Ltd.
375,000	5.875		07/15/30	386,734
4,860,000	4.125		01/15/31	4,630,219
1,395,000	9.625		12/01/32	1,578,917
180,000	5.750		12/01/34	183,739

				30,568,545

Cosmetics & Personal Care(a) – 0.2%
P&L Development LLC/PLD Finance Corp.(b)(c) (PIK 3.500%, Cash 9.000%)
1,327,860	12.000		05/15/29	1,352,385
Perrigo Finance Unlimited Co.
2,984,000	5.150		06/15/30	2,887,259
1,037,000	4.900		12/15/44	815,984

				5,055,628

Distribution & Wholesale(a)(b) – 0.5%
RB Global Holdings, Inc.
4,787,000	6.750		03/15/28	4,878,049
674,000	7.750		03/15/31	702,638
Resideo Funding, Inc.
10,000	6.500		07/15/32	10,165
Velocity Vehicle Group LLC
550,000	8.000		06/01/29	538,918
Windsor Holdings III LLC
6,370,000	8.500		06/15/30	6,718,120

				12,847,890

Diversified Financial Services – 5.8%
Ally Financial, Inc.(a)
3,290,000	6.700		02/14/33	3,427,226
Aretec Group, Inc.(a)(b)
126,000	10.000		08/15/30	135,883
Atlanticus Holdings Corp.(a)(b)
2,216,000	9.750		09/01/30	2,111,516
Azorra Finance Ltd.(a)(b)
650,000	7.750		04/15/30	683,742
3,035,000	7.250		01/15/31	3,179,527
Bread Financial Holdings, Inc.(a)(b)
4,757,000	6.750		05/15/31	4,894,715
(5 yr. CMT + 4.300%)
500,000	8.375	(d)	06/15/35	513,230
Burford Capital Global Finance LLC(a)(b)
1,120,000	9.250		07/01/31	1,155,336
Credit Acceptance Corp.(a)(b)
3,140,000	6.625		03/15/30	3,153,188
Encore Capital Group, Inc.(a)(b)
220,000	9.250		04/01/29	231,374

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$8,415,000	8.500%		05/15/30	$ 9,023,404
1,870,000	6.625		04/15/31	1,887,522
Enova International, Inc.(a)(b)
5,500,000	9.125		08/01/29	5,812,510
Focus Financial Partners LLC(a)(b)
3,172,000	6.750		09/15/31	3,247,843
Freedom Funding Center LLC(a)(b)(c) (PIK 13.000%, Cash 12.000%)
750,000	12.000		10/01/37	804,818
Freedom Mortgage Holdings LLC(a)(b)
925,000	9.250		02/01/29	968,225
1,550,000	6.875		05/01/31	1,539,475
1,260,000	9.125		05/15/31	1,334,894
1,010,000	8.375		04/01/32	1,055,985
GGAM Finance Ltd.(a)(b)
1,523,000	8.000		02/15/27	1,547,170
1,575,000	8.000		06/15/28	1,658,601
939,000	6.875		04/15/29	972,710
625,000	5.875		03/15/30	635,156
goeasy Ltd.(a)(b)
237,000	4.375		05/01/26	234,670
875,000	7.625		07/01/29	866,548
150,000	6.875		05/15/30	142,931
2,075,000	7.375		10/01/30	1,998,619
725,000	6.875		02/15/31	681,391
Hightower Holding LLC(a)(b)
3,111,000	9.125		01/31/30	3,299,215
Jane Street Group/JSG Finance, Inc.(a)(b)
1,520,000	7.125		04/30/31	1,597,581
1,190,000	6.750		05/01/33	1,237,303
Jane Street Group/JSG Finance, Inc.(a)(b)
310,000	6.125		11/01/32	315,741
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
425,000	5.000		08/15/28	411,991
1,250,000	6.625		10/15/31	1,238,888
Jefferson Capital Holdings LLC(a)(b)
740,000	8.250		05/15/30	780,027
LD Holdings Group LLC(a)(b)
616,000	6.125		04/01/28	583,900
Macquarie Airfinance Holdings Ltd.(a)(b)
150,000	6.400		03/26/29	157,622
750,000	6.500		03/26/31	801,855
Navient Corp.
1,425,000	6.750		06/15/26	1,430,971
800,000	5.000	(a)	03/15/27	794,384
6,615,000	4.875	(a)	03/15/28	6,482,435
1,018,000	11.500	(a)	03/15/31	1,108,582
310,000	7.875	(a)	06/15/32	312,908
570,000	5.625		08/01/33	496,715
Navient Corp.(a)
4,607,000	5.500		03/15/29	4,503,849
OneMain Finance Corp.(a)
325,000	3.500		01/15/27	320,941
425,000	3.875		09/15/28	413,308
800,000	6.625		05/15/29	826,000
2,525,000	5.375		11/15/29	2,518,334

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$625,000	6.125%	05/15/30	$ 636,831
950,000	4.000	09/15/30	891,243
1,675,000	6.750	03/15/32	1,711,967
3,530,000	7.125	09/15/32	3,656,480
1,900,000	6.500	03/15/33	1,910,279
4,407,000	6.750	09/15/33	4,462,925
Osaic Holdings, Inc.(a)(b)
1,200,000	6.750	08/01/32	1,243,524
PennyMac Financial Services, Inc.(a)(b)
1,575,000	4.250	02/15/29	1,514,441
1,200,000	7.875	12/15/29	1,264,212
375,000	5.750	09/15/31	370,961
950,000	6.875	05/15/32	972,306
4,645,000	6.750	02/15/34	4,658,517
PHH Escrow Issuer LLC/PHH Corp.(a)(b)
200,000	9.875	11/01/29	204,510
Phoenix Aviation Capital Ltd.(a)(b)
4,249,000	9.250	07/15/30	4,456,479
PRA Group, Inc.(a)(b)
200,000	8.375	02/01/28	201,930
700,000	5.000	10/01/29	641,648
1,385,000	8.875	01/31/30	1,394,086
Rfna LP(a)(b)
220,000	7.875	02/15/30	221,456
Rocket Cos., Inc.(a)(b)
375,000	6.500	08/01/29	385,590
7,005,000	6.125	08/01/30	7,174,311
3,242,000	6.375	08/01/33	3,367,433
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
150,000	2.875	10/15/26	148,005
5,020,000	3.625	03/01/29	4,835,113
3,425,000	3.875	03/01/31	3,212,273
942,000	4.000	10/15/33	863,484
Stonebriar ABF Issuer LLC(a)(b)
3,077,000	8.125	12/15/30	3,193,218
Stonex Escrow Issuer LLC(a)(b)
78,000	6.875	07/15/32	80,501
Synchrony Financial(a)
4,710,000	7.250	02/02/33	5,006,023
TrueNoord Capital DAC(a)(b)
760,000	8.750	03/01/30	802,241
United Wholesale Mortgage LLC(a)(b)
2,912,000	5.500	04/15/29	2,877,551
UWM Holdings LLC(a)(b)
980,000	6.625	02/01/30	988,242
4,075,000	6.250	03/15/31	4,049,287
Velocity Commercial Capital LLC(a)(b)
1,424,000	9.375	02/15/31	1,445,474

			152,373,300

Electrical(a) – 3.7%
Alpha Generation LLC(b)
5,399,000	6.750	10/15/32	5,598,439
Atlantica Sustainable Infrastructure Ltd.(b)
867,000	4.125	06/15/28	849,946

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(a) – (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
$3,923,000	6.375%		02/15/32	$ 3,914,212
Calpine Corp.(b)
3,982,000	4.500		02/15/28	3,980,726
2,074,000	5.125		03/15/28	2,073,108
Clearway Energy Operating LLC(b)
520,000	4.750		03/15/28	518,924
1,220,000	3.750		02/15/31	1,142,152
Constellation Energy Generation LLC(b)
4,550,000	4.625		02/01/29	4,551,046
4,296,000	5.000		02/01/31	4,355,500
1,200,000	3.750		03/01/31	1,156,632
Hawaiian Electric Co., Inc.(b)
200,000	6.000		10/01/33	202,884
Leeward Renewable Energy Operations LLC(b)
1,479,000	4.250		07/01/29	1,426,067
NRG Energy, Inc.
250,000	5.750		01/15/28	250,140
3,500,000	3.375	(b)	02/15/29	3,355,100
975,000	5.250	(b)	06/15/29	977,750
2,992,000	3.625	(b)	02/15/31	2,798,956
5,951,000	3.875	(b)	02/15/32	5,568,708
2,347,000	6.000	(b)	02/01/33	2,393,541
2,096,000	5.750	(b)	01/15/34	2,109,917
1,375,000	6.250	(b)	11/01/34	1,410,159
3,042,000	6.000	(b)	01/15/36	3,072,572
(5 yr. CMT + 5.920%)
2,747,000	10.250	(b)(d)	03/15/28	3,018,376
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(b)
1,917,000	4.500		08/15/28	1,898,079
PG&E Corp.
3,460,000	5.000		07/01/28	3,451,973
TransAlta Corp.
1,905,000	5.875		02/01/34	1,907,324
Vistra Operations Co. LLC(b)
1,825,000	5.625		02/15/27	1,825,639
8,645,000	5.000		07/31/27	8,650,619
7,456,000	4.375		05/01/29	7,368,019
4,308,000	6.875		04/15/32	4,528,225
VoltaGrid LLC(b)
8,082,000	7.375		11/01/30	8,190,056
XPLR Infrastructure Operating Partners LP(b)
360,000	7.250		01/15/29	371,308
2,677,000	8.375		01/15/31	2,811,385
1,349,000	8.625		03/15/33	1,415,533
1,206,000	7.750		04/15/34	1,228,468

				98,371,483

Electrical Components & Equipment(a)(b) – 0.5%
Energizer Holdings, Inc.
250,000	4.750		06/15/28	247,090
100,000	4.375		03/31/29	96,068
1,850,000	6.000		09/15/33	1,776,481
EnerSys
1,425,000	6.625		01/15/32	1,476,443

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Components & Equipment(a)(b) – (continued)
WESCO Distribution, Inc.
$1,433,000	7.250%	06/15/28	$ 1,451,084
1,583,000	6.375	03/15/29	1,632,896
1,982,000	6.625	03/15/32	2,072,062
3,464,000	6.375	03/15/33	3,604,604

			12,356,728

Electronics(a)(b) – 0.4%
Coherent Corp.
475,000	5.000	12/15/29	473,357
Imola Merger Corp.
4,700,000	4.750	05/15/29	4,627,949
Sensata Technologies BV
800,000	4.000	04/15/29	783,056
Sensata Technologies, Inc.
2,297,000	3.750	02/15/31	2,155,000
480,000	6.625	07/15/32	501,590
TTM Technologies, Inc.
2,740,000	4.000	03/01/29	2,661,855

			11,202,807

Energy-Alternate Sources(a)(b) – 0.1%
TerraForm Power Operating LLC
2,463,000	5.000	01/31/28	2,466,079
910,000	4.750	01/15/30	883,073

			3,349,152

Engineering & Construction(a)(b) – 0.5%
AECOM
675,000	6.000	08/01/33	691,180
Arcosa, Inc.
1,848,000	6.875	08/15/32	1,948,051
Artera Services LLC
2,421,000	8.500	02/15/31	1,967,377
Brundage-Bone Concrete Pumping Holdings, Inc.
275,000	7.500	02/01/32	276,884
Dycom Industries, Inc.
1,930,000	4.500	04/15/29	1,897,132
TopBuild Corp.
150,000	3.625	03/15/29	145,441
3,924,000	4.125	02/15/32	3,734,471
1,895,000	5.625	01/31/34	1,914,329
Weekley Homes LLC/Weekley Finance Corp.
1,677,000	6.750	01/15/34	1,685,519

			14,260,384

Entertainment(a) – 2.8%
Allwyn Entertainment Financing U.K. PLC(b)
3,503,000	7.875	04/30/29	3,646,903
Brightstar Lottery PLC(b)
1,983,000	5.250	01/15/29	1,980,759
Brightstar Lottery PLC/Brightstar Global Solutions Corp.(b)
2,075,000	5.750	01/15/33	2,061,782
Caesars Entertainment, Inc.(b)
6,350,000	4.625	10/15/29	6,096,508

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
$2,274,000	7.000%	02/15/30	$ 2,348,769
2,441,000	6.500	02/15/32	2,497,924
979,000	6.000	10/15/32	951,803
Churchill Downs, Inc.(b)
876,000	4.750	01/15/28	873,065
3,831,000	5.750	04/01/30	3,852,109
Cinemark USA, Inc.(b)
2,700,000	5.250	07/15/28	2,697,057
Flutter Treasury DAC(b)
2,622,000	5.875	06/04/31	2,665,578
Great Canadian Gaming Corp./Raptor LLC(b)
880,000	8.750	11/15/29	893,869
Jacobs Entertainment, Inc.(b)
1,400,000	6.750	02/15/29	1,382,444
Light & Wonder International, Inc.(b)
1,165,000	6.250	10/01/33	1,181,135
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(b)
2,325,000	4.875	05/01/29	2,283,569
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(b)
2,936,000	8.250	04/15/30	3,058,666
Motion Bondco DAC(b)
1,515,000	6.625	11/15/27	1,439,674
Motion Finco SARL(b)
762,000	8.375	02/15/32	655,480
Penn Entertainment, Inc.(b)
2,125,000	5.625	01/15/27	2,121,260
Penn Entertainment, Inc.(b)
600,000	4.125	07/01/29	557,388
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(b)
1,900,000	6.625	02/01/33	1,933,630
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(b)
3,005,000	6.250	10/15/30	3,051,097
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.(b)
1,550,000	6.625	03/01/30	1,416,096
Speedway Motorsports LLC/Speedway Funding II, Inc.(b)
2,379,000	4.875	11/01/27	2,375,241
Voyager Parent LLC(b)
10,810,000	9.250	07/01/32	11,492,219
Warnermedia Holdings, Inc.
331,000	4.054	03/15/29	321,620
Warnermedia Holdings, Inc.
4,020,000	4.279	03/15/32	3,536,876
1,200,000	5.050	03/15/42	847,776
4,550,000	5.141	03/15/52	3,016,104
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
1,025,000	5.125	10/01/29	1,030,617
2,200,000	7.125	02/15/31	2,370,874
500,000	6.250	03/15/33	509,490

			75,147,382

Environmental(a)(b) – 0.9%
Clean Harbors, Inc.
805,000	5.125	07/15/29	806,409
1,041,000	6.375	02/01/31	1,065,901

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a)(b) – (continued)
$	$ 600,000	5.750%	10/15/33	$ 613,404
GFL Environmental Holdings U.S., Inc.
	2,715,000	5.500	02/01/34	2,721,625
GFL Environmental, Inc.
	900,000	4.000	08/01/28	885,303
	4,664,000	4.750	06/15/29	4,635,316
	1,575,000	4.375	08/15/29	1,543,469
	1,200,000	6.750	01/15/31	1,255,596
Madison IAQ LLC
	1,942,000	5.875	06/30/29	1,939,572
Reworld Holding Corp.
	4,467,000	4.875	12/01/29	4,323,475
Waste Pro USA, Inc.
	850,000	7.000	02/01/33	877,481
Wrangler Holdco Corp.
	4,244,000	6.625	04/01/32	4,416,688

				25,084,239

Food & Drug Retailing(a) – 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC(b)
	881,000	5.875	02/15/28	881,617
	1,928,000	4.875	02/15/30	1,903,457
	350,000	5.500	03/31/31	351,271
	2,075,000	5.750	03/31/34	2,040,119
B&G Foods, Inc.(b)
	6,915,000	8.000	09/15/28	6,527,829
Chobani Holdco II LLC(b)(c) (PIK 9.500%, Cash 8.750%)
	4,509,000	8.750	10/01/29	4,814,620
Chobani LLC/Chobani Finance Corp., Inc.(b)
	2,177,000	4.625	11/15/28	2,167,421
	3,765,000	7.625	07/01/29	3,915,788
Ingles Markets, Inc.(b)
	2,769,000	4.000	06/15/31	2,620,111
Lamb Weston Holdings, Inc.(b)
	625,000	4.125	01/31/30	604,137
	725,000	4.375	01/31/32	690,758
Performance Food Group, Inc.(b)
	4,285,000	4.250	08/01/29	4,195,401
	1,633,000	6.125	09/15/32	1,679,230
Pilgrim’s Pride Corp.
	2,300,000	3.500	03/01/32	2,129,225
Post Holdings, Inc.(b)
	500,000	4.625	04/15/30	487,940
	6,150,000	4.500	09/15/31	5,822,820
	1,942,000	6.250	02/15/32	1,996,007
	75,000	6.375	03/01/33	75,617
	1,175,000	6.500	03/15/36	1,175,153
U.S. Foods, Inc.(b)
	2,878,000	4.750	02/15/29	2,865,366

				46,943,887

Forest Products & Paper(a)(b) – 0.1%
Domtar Corp.
	290,000	6.750	10/01/28	241,675

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Forest Products & Paper(a)(b) – (continued)
Magnera Corp.
$20,000	4.750%	11/15/29	$ 18,050
2,325,000	7.250	11/15/31	2,202,635

			2,462,360

Gaming(a)(b) – 0.1%
Boyd Gaming Corp.
2,325,000	4.750	06/15/31	2,265,898

Gas(a) – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,075,000	5.750	05/20/27	1,081,977
AmeriGas Partners LP/AmeriGas Finance Corp.(b)
1,020,000	9.500	06/01/30	1,093,736

			2,175,713

Healthcare Providers & Services – 4.5%
Acadia Healthcare Co., Inc.(a)(b)
1,000,000	5.000	04/15/29	960,110
Charles River Laboratories International, Inc.(a)(b)
3,240,000	4.250	05/01/28	3,198,787
930,000	3.750	03/15/29	897,496
CHS/Community Health Systems, Inc.(a)(b)
200,000	6.000	01/15/29	199,590
1,294,000	6.875	04/15/29	1,189,290
4,680,000	6.125	04/01/30	3,860,860
892,000	5.250	05/15/30	840,888
1,725,000	4.750	02/15/31	1,547,756
1,775,000	9.750	01/15/34	1,850,615
Concentra Health Services, Inc.(a)(b)
1,800,000	6.875	07/15/32	1,886,112
DaVita, Inc.(a)(b)
6,225,000	4.625	06/01/30	5,997,476
5,275,000	3.750	02/15/31	4,847,408
Embecta Corp.(a)(b)
3,880,000	6.750	02/15/30	3,768,256
Encompass Health Corp.(a)
4,320,000	4.500	02/01/28	4,299,350
4,670,000	4.750	02/01/30	4,647,164
390,000	4.625	04/01/31	381,514
Fortrea Holdings, Inc.(a)(b)
2,131,000	7.500	07/01/30	2,167,675
Global Medical Response, Inc.(a)(b)
3,111,000	7.375	10/01/32	3,215,592
Heartland Dental LLC/Heartland Dental Finance Corp.(a)(b)
317,000	10.500	04/30/28	330,409
IQVIA, Inc.(a)(b)
1,920,000	5.000	05/15/27	1,920,518
1,488,000	6.500	05/15/30	1,542,848
3,728,000	6.250	06/01/32	3,879,282
LifePoint Health, Inc.(a)(b)
7,024,000	5.375	01/15/29	6,824,308
1,450,000	8.375	02/15/32	1,575,294
627,000	10.000	06/01/32	662,601

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
LifePoint Health, Inc.(a)(b)
$250,000	9.875%		08/15/30	$ 268,383
Medline Borrower LP(a)(b)
8,228,000	5.250		10/01/29	8,241,494
Molina Healthcare, Inc.(a)(b)
3,918,000	3.875		11/15/30	3,614,982
75,000	6.500		02/15/31	76,789
674,000	3.875		05/15/32	607,975
1,088,000	6.250		01/15/33	1,095,757
MPH Acquisition Holdings LLC(a)(b)
2,675,000	5.750		12/31/30	2,296,006
(PIK 5.000%, Cash 6.500%)
1,281,250	11.500	(c)	12/31/30	1,345,351
National Mentor Holdings, Inc.(a)(b)
1,828,000	10.500		12/15/30	1,888,434
Prime Healthcare Services, Inc.(a)(b)
3,655,000	9.375		09/01/29	3,807,742
Select Medical Corp.(a)(b)
25,000	6.250		12/01/32	24,267
Sotera Health Holdings LLC(a)(b)
1,970,000	7.375		06/01/31	2,076,538
Surgery Center Holdings, Inc.(a)(b)
3,125,000	7.250		04/15/32	3,149,906
Team Health Holdings, Inc.(a)(b)
1,958,000	8.375		06/30/28	1,981,339
(PIK 4.500%, Cash 9.000%)
2,934,562	13.500	(c)	06/30/28	3,100,805
Tenet Healthcare Corp.
2,096,000	5.125	(a)	11/01/27	2,096,545
325,000	4.625	(a)	06/15/28	324,529
2,344,000	6.125	(a)	10/01/28	2,348,665
2,600,000	4.250	(a)	06/01/29	2,560,506
7,737,000	4.375	(a)	01/15/30	7,605,316
2,175,000	6.875		11/15/31	2,379,798
1,526,000	5.500	(a)(b)	11/15/32	1,542,496
768,000	6.000	(a)(b)	11/15/33	790,088
U.S. Acute Care Solutions LLC(a)(b)
3,728,000	9.750		05/15/29	3,747,125

				119,462,035

Holding Companies-Diversified(a)(b) – 0.2%
Clue Opco LLC
2,958,000	9.500		10/15/31	3,139,089
Stena International SA
840,000	7.250		01/15/31	863,117
300,000	7.625		02/15/31	310,488

				4,312,694

Home Builders(a) – 2.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
3,725,000	4.625		08/01/29	3,568,699
2,530,000	4.625		04/01/30	2,398,997
1,850,000	6.875		08/01/33	1,866,557
Beazer Homes USA, Inc.
725,000	5.875		10/15/27	723,267

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(a) – (continued)
$9,595,000	7.250%		10/15/29	$ 9,711,579
2,750,000	7.500	(b)	03/15/31	2,796,365
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
1,575,000	5.000		06/15/29	1,525,954
4,910,000	4.875		02/15/30	4,581,521
Dream Finders Homes, Inc.(b)
325,000	6.875		09/15/30	328,972
Empire Communities Corp.(b)
1,050,000	9.750		05/01/29	1,085,259
Forestar Group, Inc.(b)
325,000	5.000		03/01/28	324,708
2,925,000	6.500		03/15/33	2,995,258
K Hovnanian Enterprises, Inc.(b)
1,591,000	8.000		04/01/31	1,630,298
1,516,000	8.375		10/01/33	1,550,625
KB Home
100,000	6.875		06/15/27	101,802
1,300,000	4.800		11/15/29	1,294,033
1,950,000	4.000		06/15/31	1,839,786
LGI Homes, Inc.(b)
2,928,000	8.750		12/15/28	3,052,733
M/I Homes, Inc.
1,699,000	4.950		02/01/28	1,694,719
2,108,000	3.950		02/15/30	2,027,116
Mattamy Group Corp.(b)
4,325,000	4.625		03/01/30	4,212,161
1,620,000	6.000		12/15/33	1,592,460
New Home Co., Inc.(b)
625,000	9.250		10/01/29	656,856
4,604,000	8.500		11/01/30	4,801,051
Shea Homes LP/Shea Homes Funding Corp.
1,400,000	4.750		02/15/28	1,394,414
1,450,000	4.750		04/01/29	1,431,687
STL Holding Co. LLC(b)
1,025,000	8.750		02/15/29	1,079,130
Taylor Morrison Communities, Inc.(b)
5,370,000	5.750		01/15/28	5,472,460
1,650,000	5.125		08/01/30	1,660,263
2,310,000	5.750		11/15/32	2,370,291
Tri Pointe Homes, Inc.
250,000	5.250		06/01/27	250,950
1,650,000	5.700		06/15/28	1,668,562

				71,688,533

Home Furnishings(a) – 0.7%
Somnigroup International, Inc.(b)
8,388,000	4.000		04/15/29	8,138,793
4,120,000	3.875		10/15/31	3,844,825
Whirlpool Corp.
1,524,000	6.125		06/15/30	1,529,441
4,196,000	6.500		06/15/33	4,138,934

				17,651,993

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products(a)(b) – 0.2%
ACCO Brands Corp.
$7,100,000	4.250%		03/15/29	$ 6,576,162

Housewares(a) – 0.3%
Newell Brands, Inc.
150,000	8.500	(b)	06/01/28	157,368
150,000	6.375		05/15/30	148,217
2,125,000	6.625		05/15/32	2,082,500
750,000	7.500		04/01/46	632,917
Scotts Miracle-Gro Co.
1,750,000	4.000		04/01/31	1,649,515
2,200,000	4.375		02/01/32	2,077,328

				6,747,845

Insurance(a)(b) – 1.6%
Acrisure LLC/Acrisure Finance, Inc.
4,275,000	8.250		02/01/29	4,434,158
2,800,000	8.500		06/15/29	2,930,648
350,000	7.500		11/06/30	362,453
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5,399,000	6.750		10/15/27	5,417,573
1,327,000	7.000		01/15/31	1,375,807
1,457,000	6.500		10/01/31	1,498,641
437,000	7.375		10/01/32	452,706
AmWINS Group, Inc.
2,470,000	4.875		06/30/29	2,436,013
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
970,000	7.875		11/01/29	984,307
Asurion LLC & Asurion Co-Issuer, Inc.
11,130,000	8.000		12/31/32	11,635,525
2,995,000	8.375		02/01/34	3,028,933
Broadstreet Partners Group LLC
800,000	5.875		04/15/29	796,160
Nassau Cos., of New York
880,000	7.875		07/15/30	836,722
Panther Escrow Issuer LLC
3,806,000	7.125		06/01/31	3,920,484
Ryan Specialty LLC
2,651,000	5.875		08/01/32	2,694,848

				42,804,978

Internet(b) – 1.5%
ANGI Group LLC(a)
2,834,000	3.875		08/15/28	2,611,078
Arches Buyer, Inc.(a)
982,000	4.250		06/01/28	966,101
3,268,000	6.125		12/01/28	3,197,836
Cablevision Lightpath LLC(a)
1,420,000	3.875		09/15/27	1,414,561
1,975,000	5.625		09/15/28	1,968,048
Cars.com, Inc.(a)
2,570,000	6.375		11/01/28	2,566,094
Gen Digital, Inc.(a)
1,200,000	6.750		09/30/27	1,211,280

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(b) – (continued)
$550,000	6.250%	04/01/33	$ 552,871
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)
4,505,000	3.500	03/01/29	4,284,390
ION Platform Finance U.S., Inc./ION Platform Finance SARL(a)
840,000	9.000	08/01/29	806,358
Rakuten Group, Inc.
3,780,000	9.750	04/15/29	4,234,016
Snap, Inc.(a)
3,294,000	6.875	03/01/33	3,379,512
625,000	6.875	03/15/34	638,412
Wayfair LLC(a)
1,790,000	7.250	10/31/29	1,868,098
7,290,000	7.750	09/15/30	7,765,381
1,200,000	6.750	11/15/32	1,239,984

			38,704,020

Investment Companies(a) – 0.4%
Compass Group Diversified Holdings LLC(b)
2,410,825	5.250	04/15/29	2,248,504
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3,188,000	9.750	01/15/29	3,207,287
3,807,000	4.375	02/01/29	3,359,145
1,104,000	9.000	06/15/30	1,076,952
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(b)
500,000	10.000	11/15/29	504,485

			10,396,373

Iron/Steel(a)(b) – 1.3%
Big River Steel LLC/BRS Finance Corp.
2,025,000	6.625	01/31/29	2,040,552
Champion Iron Canada, Inc.
725,000	7.875	07/15/32	775,837
Cleveland-Cliffs, Inc.
525,000	6.875	11/01/29	545,753
1,075,000	6.750	04/15/30	1,102,670
6,524,000	7.500	09/15/31	6,880,602
150,000	7.000	03/15/32	153,978
3,355,000	7.375	05/01/33	3,497,621
3,829,000	7.625	01/15/34	4,009,652
Commercial Metals Co.
1,881,000	5.750	11/15/33	1,912,300
2,206,000	6.000	12/15/35	2,254,025
Mineral Resources Ltd.
150,000	8.000	11/01/27	153,472
725,000	9.250	10/01/28	761,482
50,000	8.500	05/01/30	51,893
9,245,000	7.000	04/01/31	9,721,025

			33,860,862

Leisure Time(a)(b) – 1.1%
Acushnet Co.
1,929,000	5.625	12/01/33	1,953,383
Amer Sports Co.
1,725,000	6.750	02/16/31	1,795,207

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Carnival Corp.
$2,550,000	5.750%	03/15/30	$ 2,624,485
3,410,000	5.750	08/01/32	3,507,151
Lindblad Expeditions LLC
1,125,000	7.000	09/15/30	1,174,534
NCL Corp. Ltd.
5,163,000	7.750	02/15/29	5,516,304
200,000	6.250	03/01/30	204,388
4,270,000	6.750	02/01/32	4,377,390
550,000	6.250	09/15/33	553,130
NCL Finance Ltd.
1,891,000	6.125	03/15/28	1,941,830
Viking Cruises Ltd.
1,799,000	7.000	02/15/29	1,803,803
1,575,000	9.125	07/15/31	1,679,281
925,000	5.875	10/15/33	937,867
Viking Ocean Cruises Ship VII Ltd.
758,000	5.625	02/15/29	757,742
VOC Escrow Ltd.
500,000	5.000	02/15/28	499,350

			29,325,845

Lodging(a) – 1.0%
Genting New York LLC/GENNY Capital, Inc.(b)
2,806,000	7.250	10/01/29	2,896,999
Hilton Domestic Operating Co., Inc.(b)
5,900,000	3.750	05/01/29	5,742,116
1,825,000	3.625	02/15/32	1,690,753
150,000	5.750	09/15/33	152,870
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
3,210,000	5.000	06/01/29	3,117,038
MGM Resorts International
375,000	5.500	04/15/27	377,423
3,725,000	4.750	10/15/28	3,717,177
1,400,000	6.125	09/15/29	1,431,332
1,400,000	6.500	04/15/32	1,433,236
Studio City Finance Ltd.(b)
1,360,000	5.000	01/15/29	1,316,276
Travel & Leisure Co.(b)
1,470,000	4.625	03/01/30	1,434,205
Wyndham Hotels & Resorts, Inc.(b)
971,000	4.375	08/15/28	960,096
Wynn Macau Ltd.(b)
2,125,000	5.625	08/26/28	2,122,407
1,300,000	5.125	12/15/29	1,289,080

			27,681,008

Machinery – Construction & Mining(a)(b) – 0.3%
BWX Technologies, Inc.
999,000	4.125	06/30/28	984,515
4,758,000	4.125	04/15/29	4,664,505
Terex Corp.
625,000	5.000	05/15/29	622,844
1,778,000	6.250	10/15/32	1,820,654

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(a)(b) – (continued)
Vertiv Group Corp.
$675,000	4.125%		11/15/28	$ 664,531

				8,757,049

Machinery-Diversified(a)(b) – 0.5%
ATS Corp.
1,910,000	4.125		12/15/28	1,862,899
Chart Industries, Inc.
3,160,000	9.500		01/01/31	3,326,753
Columbus McKinnon Corp.
655,000	7.125		02/01/33	658,380
Esab Corp.
1,870,000	6.250		04/15/29	1,922,098
Lsf12 Helix Parent LLC
515,000	7.125		02/01/33	517,467
Maxim Crane Works Holdings Capital LLC
1,650,000	11.500		09/01/28	1,757,151
Mueller Water Products, Inc.
2,180,000	4.000		06/15/29	2,121,140

				12,165,888

Media – 4.0%
Altice Financing SA(a)(b)
1,584,000	5.000		01/15/28	1,153,453
1,037,000	5.750		08/15/29	744,587
AMC Networks, Inc.(a)(b)
1,460,000	10.500		07/15/32	1,574,230
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
650,000	5.500	(b)	05/01/26	650,000
3,600,000	5.125	(b)	05/01/27	3,603,348
4,275,000	5.000	(b)	02/01/28	4,249,350
865,000	5.375	(b)	06/01/29	855,373
2,172,000	6.375	(b)	09/01/29	2,193,720
5,716,000	4.750	(b)	03/01/30	5,464,439
7,098,000	4.500	(b)	08/15/30	6,679,644
1,686,000	4.250	(b)	02/01/31	1,544,882
1,325,000	4.500		05/01/32	1,190,486
1,330,000	7.000	(b)	02/01/33	1,342,688
5,239,000	4.250	(b)	01/15/34	4,423,707
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
755,000	3.700		04/01/51	483,434
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,435,000	3.900		06/01/52	932,736
CSC Holdings LLC(a)(b)
3,750,000	5.500		04/15/27	3,305,250
450,000	5.375		02/01/28	337,194
1,538,000	11.750		01/31/29	1,122,617
200,000	6.500		02/01/29	128,328
1,169,000	4.125		12/01/30	710,518
1,801,000	3.375		02/15/31	1,070,514
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b)
3,320,000	10.000		02/15/31	3,420,330

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Discovery Communications LLC(a)
$418,000	4.125%		05/15/29	$ 405,903
665,000	3.625		05/15/30	614,799
DISH DBS Corp.
7,350,000	7.750		07/01/26	7,207,042
725,000	7.375	(a)	07/01/28	695,797
1,000,000	5.125		06/01/29	885,000
DISH Network Corp.(a)(b)
2,744,000	11.750		11/15/27	2,837,625
Gray Media, Inc.(a)(b)
5,020,000	4.750		10/15/30	3,872,428
3,590,000	5.375		11/15/31	2,658,036
475,000	9.625		07/15/32	489,564
150,000	7.250		08/15/33	153,557
iHeartCommunications, Inc.(a)(b)
3,430,000	10.875		05/01/30	2,838,496
1,325,000	7.750		08/15/30	1,131,895
McGraw-Hill Education, Inc.(a)(b)
1,586,000	5.750		08/01/28	1,592,899
3,160,000	8.000		08/01/29	3,188,503
1,268,000	7.375		09/01/31	1,339,363
News Corp.(a)(b)
275,000	3.875		05/15/29	267,869
Sinclair Television Group, Inc.(a)(b)
990,000	5.500		03/01/30	865,468
4,210,000	8.125		02/15/33	4,355,161
Univision Communications, Inc.(a)(b)
875,000	8.000		08/15/28	903,289
1,250,000	4.500		05/01/29	1,194,200
1,155,000	8.500		07/31/31	1,205,693
5,384,000	9.375		08/01/32	5,796,145
Versant Media Group, Inc.(a)(b)
3,328,000	7.250		01/30/31	3,409,869
Virgin Media Finance PLC(a)(b)
450,000	5.000		07/15/30	396,126
Virgin Media O2 Vendor Financing Notes VI DAC(a)(b)
1,275,000	8.500		03/15/33	1,264,188
Virgin Media Secured Finance PLC(a)(b)
2,325,000	5.500		05/15/29	2,293,264
3,715,000	4.500		08/15/30	3,435,892
Virgin Media Vendor Financing Notes IV DAC(a)(b)
840,000	5.000		07/15/28	840,000
VZ Secured Financing BV(a)(b)
1,821,000	5.000		01/15/32	1,644,836
Ziggo BV(a)(b)
60,000	4.875		01/15/30	56,687

				105,020,422

Metal Fabricate & Hardware(a)(b) – 0.4%
Park-Ohio Industries, Inc.
2,200,000	8.500		08/01/30	2,258,718
Roller Bearing Co. of America, Inc.
6,925,000	4.375		10/15/29	6,823,410

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Metal Fabricate & Hardware(a)(b) – (continued)
TMS International Corp.
$2,155,000	6.250%	04/15/29	$ 2,117,180

			11,199,308

Mining(a) –1.9%
Arsenal AIC Parent LLC(b)
750,000	8.000	10/01/30	795,367
4,252,000	11.500	10/01/31	4,687,405
Capstone Copper Corp.(b)
800,000	6.750	03/31/33	829,552
Century Aluminum Co.(b)
2,380,000	6.875	08/01/32	2,466,989
Coeur Mining, Inc.(b)
325,000	5.125	02/15/29	324,327
Compass Minerals International, Inc.(b)
4,592,000	8.000	07/01/30	4,870,183
Constellium SE(b)
2,853,000	3.750	04/15/29	2,758,737
Eldorado Gold Corp.(b)
3,907,000	6.250	09/01/29	3,929,651
First Quantum Minerals Ltd.(b)
4,272,000	9.375	03/01/29	4,480,260
1,575,000	8.625	06/01/31	1,651,435
2,413,000	8.000	03/01/33	2,585,723
2,437,000	7.250	02/15/34	2,560,410
Fortescue Treasury Pty. Ltd.(b)
240,000	6.125	04/15/32	250,176
Hecla Mining Co.
1,125,000	7.250	02/15/28	1,126,462
Hudbay Minerals, Inc.(b)
4,605,000	4.500	04/01/26	4,606,197
4,182,000	6.125	04/01/29	4,228,546
New Gold, Inc.(b)
935,000	6.875	04/01/32	994,288
Novelis Corp.(b)
2,174,000	4.750	01/30/30	2,106,476
150,000	6.875	01/30/30	155,583
3,724,000	3.875	08/15/31	3,409,322
Taseko Mines Ltd.(b)
1,200,000	8.250	05/01/30	1,274,616

			50,091,705

Miscellaneous Manufacturing(a)(b) – 0.5%
Amsted Industries, Inc.
1,300,000	4.625	05/15/30	1,286,233
1,250,000	6.375	03/15/33	1,293,225
Axon Enterprise, Inc.
2,624,000	6.125	03/15/30	2,704,819
922,000	6.250	03/15/33	954,952
Calderys Financing II LLC(c) (PIK 12.500%, Cash 11.750%)
2,509,625	11.750	06/01/28	2,605,242
Calderys Financing LLC
3,942,000	11.250	06/01/28	4,109,259

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(a)(b) – (continued)
Trinity Industries, Inc.
$725,000	7.750%	07/15/28	$ 748,352

			13,702,082

Office & Business Equipment(a)(b) – 0.0%
Zebra Technologies Corp.
375,000	6.500	06/01/32	386,595

Oil Field Services(a) – 7.6%
Aethon United BR LP/Aethon United Finance Corp.(b)
3,695,000	7.500	10/01/29	3,887,066
Archrock Services LP/Archrock Partners Finance Corp.(b)
1,290,000	6.000	02/01/34	1,288,981
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
725,000	9.000	11/01/27	892,598
2,100,000	6.625	10/15/32	2,178,582
925,000	6.625	07/15/33	957,486
California Resources Corp.(b)
6,756,000	7.000	01/15/34	6,818,696
CNX Resources Corp.(b)
373,000	6.000	01/15/29	375,305
5,345,000	7.250	03/01/32	5,594,237
Comstock Resources, Inc.(b)
5,155,000	6.750	03/01/29	5,186,188
6,160,000	5.875	01/15/30	6,012,961
Crescent Energy Finance LLC(b)
300,000	9.250	02/15/28	308,454
1,455,000	9.750	10/15/30	1,545,676
800,000	7.625	04/01/32	794,168
1,266,000	7.875	04/15/32	1,259,531
1,200,000	7.375	01/15/33	1,160,124
1,275,000	8.375	01/15/34	1,290,262
CVR Energy, Inc.(b)
4,058,000	8.500	01/15/29	4,227,421
1,887,000	7.500	02/15/31	1,884,528
2,048,000	7.875	02/15/34	2,032,005
DBR Land Holdings LLC(b)
2,390,000	6.250	12/01/30	2,448,579
Diamond Foreign Asset Co./Diamond Finance LLC(b)
1,025,000	8.500	10/01/30	1,090,241
Gulfport Energy Operating Corp.(b)
4,040,000	6.750	09/01/29	4,169,886
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
2,250,000	5.750	02/01/29	2,250,090
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
475,000	6.250	04/15/32	456,275
900,000	8.375	11/01/33	934,002
5,780,000	6.875	05/15/34	5,566,834
1,720,000	7.250	02/15/35	1,663,876
Ithaca Energy North Sea PLC(b)
263,000	8.125	10/15/29	275,379
Kodiak Gas Services LLC(b)
1,867,000	6.500	10/01/33	1,911,229
1,122,000	6.750	10/01/35	1,159,026

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services(a) – (continued)
Kraken Oil & Gas Partners LLC(b)
$860,000	7.625%		08/15/29	$ 859,286
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(b)
171,000	6.875		12/01/32	177,707
Matador Resources Co.(b)
2,974,000	6.500		04/15/32	3,028,930
Murphy Oil Corp.
1,449,000	6.500		02/15/34	1,444,378
Nabors Industries, Inc.(b)
2,725,000	9.125		01/31/30	2,877,000
8,695,000	8.875		08/15/31	8,850,554
1,190,000	7.625		11/15/32	1,211,777
Noble Finance II LLC(b)
2,575,000	8.000		04/15/30	2,683,794
Northern Oil & Gas, Inc.(b)
840,000	8.750		06/15/31	868,568
892,000	7.875		10/15/33	900,010
PBF Holding Co. LLC/PBF Finance Corp.(b)
4,090,000	9.875		03/15/30	4,337,854
3,071,000	7.875		09/15/30	3,075,668
Permian Resources Operating LLC(b)
100,000	8.000		04/15/27	101,000
1,511,000	5.875		07/01/29	1,517,165
2,068,000	7.000		01/15/32	2,165,837
2,719,000	6.250		02/01/33	2,804,404
Precision Drilling Corp.(b)
5,673,000	6.875		01/15/29	5,737,786
Range Resources Corp.(b)
1,495,000	4.750		02/15/30	1,474,608
Seadrill Finance Ltd.(b)
840,000	8.375		08/01/30	878,825
SESI LLC(b)
1,185,000	7.875		09/30/30	1,194,184
SM Energy Co.(b)
247,000	5.000		10/15/26	246,718
805,000	8.375		07/01/28	832,402
375,000	6.750		08/01/29	379,283
4,239,000	8.625		11/01/30	4,485,752
200,000	8.750		07/01/31	210,100
1,848,000	7.000		08/01/32	1,852,712
1,550,000	9.625		06/15/33	1,694,925
Star Holding LLC(b)
800,000	8.750		08/01/31	800,024
Sunoco LP(b)
775,000	5.875		07/15/27	776,186
2,000,000	4.625		05/01/30	1,950,920
1,870,000	7.250		05/01/32	1,978,273
2,000,000	6.625		08/15/32	2,062,620
2,074,000	5.875		03/15/34	2,080,533
(5 yr. CMT + 4.230%)
8,804,000	7.875	(d)	09/18/30	9,081,854
Sunoco LP/Sunoco Finance Corp.
2,674,000	4.500		05/15/29	2,630,253
5,957,000	4.500		04/30/30	5,819,691

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services(a) – (continued)
Talos Production, Inc.(b)
$7,529,000	9.375%		02/01/31	$ 7,972,910
Tidewater, Inc.(b)
4,715,000	9.125		07/15/30	5,099,225
Transocean International Ltd.
4,975,000	8.250	(b)	05/15/29	5,064,799
1,362,000	8.750	(b)	02/15/30	1,420,239
3,916,000	7.500		04/15/31	3,859,845
4,995,000	8.500	(b)	05/15/31	5,081,763
450,000	7.875	(b)	10/15/32	474,831
580,000	6.800		03/15/38	520,440
USA Compression Partners LP/USA Compression Finance Corp.(b)
1,520,000	7.125		03/15/29	1,574,234
Valaris Ltd.(b)
6,725,000	8.375		04/30/30	7,028,970
Viridien(b)
1,378,000	10.000		10/15/30	1,482,439
WBI Operating LLC(b)
3,035,000	6.250		10/15/30	3,068,719
2,000,000	6.500		10/15/33	2,018,720
Weatherford International Ltd.(b)
2,332,000	6.750		10/15/33	2,414,809
Wildfire Intermediate Holdings LLC(b)
900,000	7.500		10/15/29	913,140

				200,686,350

Packaging(a) – 1.7%
Ardagh Group SA(b)
3,395,000	9.500		12/01/30	3,671,319
(PIK 6.500%, Cash 5.500%)
2,000,000	12.000	(c)	12/01/30	1,885,960
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
2,799,000	4.000		09/01/29	2,658,770
920,000	6.250		01/30/31	945,585
Ball Corp.
525,000	5.500		09/15/33	533,983
Cascades, Inc./Cascades USA, Inc.(b)
4,950,000	6.750		07/15/30	5,129,140
Clydesdale Acquisition Holdings, Inc.(b)
50,000	6.875		01/15/30	50,629
5,586,000	8.750		04/15/30	5,593,094
4,517,000	6.750		04/15/32	4,555,394
Graphic Packaging International LLC(b)
1,025,000	3.500		03/01/29	977,830
Iris Holding, Inc.(b)
1,750,000	10.000		12/15/28	1,586,707
LABL, Inc.(b)(e)
600,000	10.500		07/15/27	26,082
2,020,000	5.875		11/01/28	919,100
375,000	9.500		11/01/28	169,736
350,000	8.625		10/01/31	160,671
Mauser Packaging Solutions Holding Co.(b)
4,180,000	7.875		04/15/30	4,259,211

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a) – (continued)
OI European Group BV(b)
$3,737,000	4.750%		02/15/30	$ 3,612,334
Owens-Brockway Glass Container, Inc.(b)
1,240,000	7.250		05/15/31	1,261,167
626,000	7.375		06/01/32	638,364
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC(b)
3,073,000	9.500		05/15/30	2,965,599
Trident TPI Holdings, Inc.(b)
3,325,000	12.750		12/31/28	3,339,331
TriMas Corp.(b)
1,475,000	4.125		04/15/29	1,437,741

				46,377,747

Pharmaceuticals – 2.0%
1261229 BC Ltd.(a)(b)
10,360,000	10.000		04/15/32	10,633,089
AdaptHealth LLC(a)(b)
6,450,000	4.625		08/01/29	6,237,214
7,110,000	5.125		03/01/30	6,906,583
Amneal Pharmaceuticals LLC(a)(b)
1,268,000	6.875		08/01/32	1,335,369
Bausch Health Cos., Inc.(b)
896,000	4.875	(a)	06/01/28	831,972
742,000	11.000		09/30/28	770,953
BellRing Brands, Inc.(a)(b)
2,641,000	7.000		03/15/30	2,714,050
Endo Finance Holdings LP(a)(b)
994,000	8.500		04/15/31	1,051,145
HLF Financing SARL LLC/Herbalife International, Inc.(a)(b)
9,642,000	4.875		06/01/29	9,135,988
Option Care Health, Inc.(a)(b)
3,444,000	4.375		10/31/29	3,372,020
Organon & Co./Organon Foreign Debt Co-Issuer BV (a)(b)
1,500,000	5.125		04/30/31	1,361,700
Prestige Brands, Inc.(a)(b)
2,827,000	3.750		04/01/31	2,646,185
Teva Pharmaceutical Finance Netherlands III BV
1,983,000	6.000	(a)	12/01/32	2,076,340
6,380,000	4.100		10/01/46	4,879,552

				53,952,160

Pipelines – 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
500,000	5.750		01/15/28	500,390
1,840,000	5.750		10/15/33	1,858,290
670,000	5.750		07/01/34	676,613
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
1,000,000	5.375		06/15/29	1,001,530
500,000	6.625		02/01/32	519,605
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
100,000	7.000		07/15/29	103,932
600,000	7.250		07/15/32	635,736
Buckeye Partners LP(a)(b)
2,140,000	4.500		03/01/28	2,128,123

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b)
$4,500,000	8.625%		03/15/29	$ 4,707,450
3,290,000	7.375		06/30/33	3,386,496
Energy Transfer LP(a)
2,285,000	5.000		05/15/50	1,930,985
Excelerate Energy LP(a)(b)
180,000	8.000		05/15/30	192,548
Global Partners LP/GLP Finance Corp.(a)
1,005,000	6.875		01/15/29	1,018,457
3,313,000	8.250	(b)	01/15/32	3,491,637
1,752,000	7.125	(b)	07/01/33	1,795,204
Harvest Midstream I LP(a)(b)
500,000	7.500		05/15/32	522,400
Howard Midstream Energy Partners LLC(a)(b)
50,000	7.375		07/15/32	52,820
625,000	6.625		01/15/34	641,056
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b)
1,158,000	8.125		02/15/29	1,201,981
6,581,000	8.375		02/15/32	6,886,358
Plains All American Pipeline LP(a)(d) (3 mo. USD Term SOFR + 4.372%)
3,221,000	8.223		03/01/26	3,218,455
Rockies Express Pipeline LLC(b)
250,000	4.800	(a)	05/15/30	246,495
2,125,000	6.750	(a)	03/15/33	2,243,150
950,000	7.500		07/15/38	1,037,238
375,000	6.875		04/15/40	383,726
Summit Midstream Holdings LLC(a)(b)
4,440,000	8.625		10/31/29	4,637,314
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
565,000	5.500		01/15/28	565,040
686,000	6.750		03/15/34	698,163
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
925,000	7.375		02/15/29	958,651
1,200,000	6.000		09/01/31	1,207,980
Venture Global Calcasieu Pass LLC(a)(b)
800,000	3.875		08/15/29	760,168
1,300,000	6.250		01/15/30	1,332,409
1,200,000	4.125		08/15/31	1,107,408
Venture Global LNG, Inc.(a)(b)
750,000	8.125		06/01/28	767,872
4,726,000	9.500		02/01/29	5,034,891
1,775,000	7.000		01/15/30	1,786,076
3,900,000	8.375		06/01/31	3,989,310
2,961,000	9.875		02/01/32	3,134,189
(5 yr. CMT + 5.440%)
711,000	9.000	(d)	09/30/29	626,142
Venture Global Plaquemines LNG LLC(a)(b)
1,500,000	6.125		12/15/30	1,544,070
800,000	7.500		05/01/33	877,104
625,000	6.500		01/15/34	649,094
1,000,000	6.500		06/15/34	1,036,390
4,030,000	7.750		05/01/35	4,494,659

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
$780,000	6.750%		01/15/36	$ 817,846

				76,405,451

Real Estate(a)(b) – 0.8%
Cushman & Wakefield U.S. Borrower LLC
2,177,000	6.750		05/15/28	2,188,690
1,505,000	8.875		09/01/31	1,603,848
Five Point Operating Co. LP
1,825,000	8.000		10/01/30	1,897,307
Greystar Real Estate Partners LLC
3,851,000	7.750		09/01/30	4,059,609
Howard Hughes Corp.
1,125,000	5.375		08/01/28	1,124,393
1,575,000	4.125		02/01/29	1,524,238
6,950,000	4.375		02/01/31	6,583,040
Hunt Cos., Inc.
2,525,000	5.250		04/15/29	2,467,278

				21,448,403

Real Estate Investment Trust – 2.5%
Arbor Realty SR, Inc.(a)(b)
280,000	8.500		12/15/28	273,703
860,000	7.875		07/15/30	789,093
Brandywine Operating Partnership LP(a)
150,000	8.875		04/12/29	161,069
Brandywine Operating Partnership LP(a)
1,000,000	4.550		10/01/29	950,630
300,000	6.125		01/15/31	290,640
Diversified Healthcare Trust(a)
8,240,000	4.750		02/15/28	7,985,796
1,425,000	7.250	(b)	10/15/30	1,469,332
1,875,000	4.375		03/01/31	1,672,406
Iron Mountain, Inc.(a)(b)
30,000	4.500		02/15/31	28,639
Millrose Properties, Inc.(a)(b)
1,025,000	6.375		08/01/30	1,046,689
1,400,000	6.250		09/15/32	1,415,568
MPT Operating Partnership LP/MPT Finance Corp.(a)
6,960,000	4.625		08/01/29	5,967,852
6,470,000	3.500		03/15/31	4,782,948
MPT Operating Partnership LP/MPT Finance Corp.(a)(b)
1,100,000	8.500		02/15/32	1,178,155
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(a)(b)
1,500,000	7.000		02/01/30	1,544,640
RHP Hotel Properties LP/RHP Finance Corp.(a)
175,000	4.750		10/15/27	174,865
1,140,000	4.500	(b)	02/15/29	1,124,279
1,450,000	6.500	(b)	04/01/32	1,500,866
Rithm Capital Corp.(a)(b)
1,945,000	8.000		04/01/29	1,986,506
7,150,000	8.000		07/15/30	7,309,803
SBA Communications Corp.(a)
200,000	3.875		02/15/27	198,576
600,000	3.125		02/01/29	573,192

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Service Properties Trust(a)
$390,000	8.375%		06/15/29	$ 394,633
180,000	4.950		10/01/29	158,940
Starwood Property Trust, Inc.(a)(b)
65,000	3.625		07/15/26	64,568
Starwood Property Trust, Inc.(a)(b)
1,050,000	4.375		01/15/27	1,042,314
2,240,000	5.250		10/15/28	2,253,306
3,490,000	7.250		04/01/29	3,682,892
3,080,000	6.000		04/15/30	3,166,209
200,000	6.500		07/01/30	208,106
1,975,000	6.500		10/15/30	2,058,681
80,000	5.750		01/15/31	81,122
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)(b)
2,250,000	4.750		04/15/28	2,244,038
1,400,000	6.500		02/15/29	1,362,760
2,381,000	8.625		06/15/32	2,403,905
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)(b)
2,685,000	8.625		06/15/32	2,704,547
VICI Properties LP/VICI Note Co., Inc.(a)(b)
1,050,000	4.625		12/01/29	1,050,336

				65,301,604

Retailing – 4.7%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
2,020,000	3.875		01/15/28	1,990,124
1,375,000	4.375		01/15/28	1,365,251
9,255,000	4.000		10/15/30	8,833,527
Arko Corp.(a)(b)
2,125,000	5.125		11/15/29	1,850,365
Asbury Automotive Group, Inc.(a)
937,000	4.625	(b)	11/15/29	921,924
1,505,000	4.750		03/01/30	1,482,335
415,000	5.000	(b)	02/15/32	403,272
Bath & Body Works, Inc.
280,000	6.875		11/01/35	283,200
638,000	6.750		07/01/36	636,175
Brinker International, Inc.(a)(b)
1,200,000	8.250		07/15/30	1,266,348
Carvana Co.(a)(b)(c)
(PIK 13.000%, Cash 11.000%)
2,200,000	9.000		06/01/30	2,294,534
(PIK 14.000%, Cash 9.000%)
7,775,000	9.000		06/01/31	8,559,109
Cougar JV Subsidiary LLC(a)(b)
2,936,000	8.000		05/15/32	3,136,764
EG Global Finance PLC(a)(b)
475,000	12.000		11/30/28	513,969
Ferrellgas LP/Ferrellgas Finance Corp.(a)(b)
1,859,000	5.875		04/01/29	1,787,614
1,064,000	9.250		01/15/31	1,099,155
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(a)(b)
2,175,000	6.750		01/15/30	2,055,419

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
FirstCash, Inc.(a)(b)
$3,870,000	4.625%		09/01/28	$ 3,842,949
2,740,000	6.875		03/01/32	2,848,203
Gap, Inc.(a)(b)
675,000	3.625		10/01/29	641,797
1,600,000	3.875		10/01/31	1,482,400
Global Auto Holdings Ltd./AAG FH U.K. Ltd.(a)(b)
504,000	8.375		01/15/29	500,774
Group 1 Automotive, Inc.(a)(b)
1,870,000	4.000		08/15/28	1,831,553
805,000	6.375		01/15/30	827,073
Ken Garff Automotive LLC(a)(b)
1,302,000	4.875		09/15/28	1,293,771
Kohl’s Corp.(a)
2,102,000	10.000	(b)	06/01/30	2,297,927
870,000	5.550		07/17/45	589,947
LBM Acquisition LLC(a)(b)
3,677,000	6.250		01/15/29	3,399,460
4,345,000	9.500		06/15/31	4,578,326
LCM Investments Holdings II LLC(a)(b)
4,285,000	4.875		05/01/29	4,222,653
463,000	8.250		08/01/31	487,849
Lithia Motors, Inc.(a)(b)
699,000	4.625		12/15/27	698,140
2,049,000	3.875		06/01/29	1,981,793
625,000	5.500		10/01/30	629,275
1,764,000	4.375		01/15/31	1,697,550
Macy’s Retail Holdings LLC(a)
2,110,000	4.500		12/15/34	1,899,317
Men’s Wearhouse LLC(a)(b)
2,044,000	9.000		02/01/31	2,125,821
Nordstrom, Inc.(a)
450,000	4.375		04/01/30	429,782
270,000	4.250		08/01/31	249,024
1,330,000	5.000		01/15/44	995,186
Park River Holdings, Inc.(a)(b)
1,968,000	8.750		12/31/30	1,968,354
2,594,000	8.000		03/15/31	2,670,679
Patrick Industries, Inc.(a)(b)
1,851,000	4.750		05/01/29	1,831,416
2,992,000	6.375		11/01/32	3,062,851
Petco Health & Wellness Co., Inc.(a)(b)
665,000	8.250		02/01/31	666,623
PetSmart LLC/PetSmart Finance Corp.(a)(b)
3,924,000	7.500		09/15/32	4,023,944
1,329,000	10.000		09/15/33	1,382,652
QXO Building Products, Inc.(a)(b)
375,000	6.750		04/30/32	386,771
Sally Holdings LLC/Sally Capital, Inc.(a)
750,000	6.750		03/01/32	778,725
Sonic Automotive, Inc.(a)(b)
2,074,000	4.625		11/15/29	2,036,647
1,681,000	4.875		11/15/31	1,620,719
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(b)
2,131,000	7.750		10/15/29	2,122,050

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b)
$7,001,000	5.000%	06/01/31	$ 6,725,791
850,000	6.500	12/15/35	845,895
Superior Plus LP/Superior General Partner, Inc.(a)(b)
7,763,000	4.500	03/15/29	7,585,615
Victra Holdings LLC/Victra Finance Corp.(a)(b)
290,000	8.750	09/15/29	305,483
White Cap Supply Holdings LLC(a)(b)
4,453,000	7.375	11/15/30	4,625,865
Yum! Brands, Inc.(a)
2,899,000	3.625	03/15/31	2,739,990

			123,409,725

Semiconductors(a)(b) – 0.3%
ams-OSRAM AG
170,000	12.250	03/30/29	181,694
Entegris, Inc.
1,500,000	4.375	04/15/28	1,488,720
725,000	4.750	04/15/29	724,884
Kioxia Holdings Corp.
3,144,000	6.250	07/24/30	3,249,953
387,000	6.625	07/24/33	404,473
ON Semiconductor Corp.
2,570,000	3.875	09/01/28	2,517,315

			8,567,039

Software(a) – 2.1%
AthenaHealth Group, Inc.(b)
7,163,000	6.500	02/15/30	6,949,399
Clarivate Science Holdings Corp.(b)
725,000	3.875	07/01/28	684,386
3,664,000	4.875	07/01/29	3,146,020
Cloud Software Group, Inc.(b)
1,805,000	6.500	03/31/29	1,793,881
5,395,000	9.000	09/30/29	5,456,449
5,220,000	8.250	06/30/32	5,312,133
Cloud Software Group, Inc.(b)
280,000	6.625	08/15/33	268,383
CoreWeave, Inc.(b)
1,625,000	9.250	06/01/30	1,599,991
1,850,000	9.000	02/01/31	1,799,106
Fair Isaac Corp.(b)
7,827,000	4.000	06/15/28	7,698,715
5,330,000	6.000	05/15/33	5,426,260
Open Text Corp.(b)
2,650,000	3.875	02/15/28	2,564,855
3,780,000	3.875	12/01/29	3,513,321
Open Text Holdings, Inc.(b)
610,000	4.125	02/15/30	566,672
Pagaya U.S. Holdings Co. LLC(b)
3,132,000	8.875	08/01/30	2,796,156
SS&C Technologies, Inc.(b)
1,750,000	5.500	09/30/27	1,748,583
Twilio, Inc.
4,420,000	3.625	03/15/29	4,240,018

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
UKG, Inc. (b)
$330,000	6.875%		02/01/31	$ 329,822

				55,894,150

Telecommunication Services(a) – 3.3%
Altice France SA(b)
2,820,748	6.875		10/15/30	2,760,722
Altice France SA(b)
1,113,453	6.875		07/15/32	1,086,418
APLD ComputeCo LLC(b)
1,680,000	9.250		12/15/30	1,745,386
Ciena Corp.(b)
3,350,000	4.000		01/31/30	3,229,969
Cipher Compute LLC(b)
3,571,000	7.125		11/15/30	3,678,987
Connect Holding II LLC(b)
2,350,000	10.500		04/03/31	2,305,468
Digicel International Finance Ltd./Difl U.S. LLC(b)
2,250,000	8.625		08/01/32	2,339,595
EchoStar Corp.
6,855,000	10.750		11/30/29	7,513,903
(PIK 6.750%, Cash 6.750%)
450,000	6.750	(c)	11/30/30	457,403
Flash Compute LLC(b)
520,000	7.250		12/31/30	521,815
Frontier Communications Holdings LLC
4,550,000	5.000	(b)	05/01/28	4,551,683
650,000	6.750	(b)	05/01/29	652,886
2,250,000	5.875		11/01/29	2,270,250
1,500,000	6.000	(b)	01/15/30	1,514,085
Iliad Holding SAS(b)
2,200,000	7.000		10/15/28	2,222,968
1,760,000	8.500		04/15/31	1,885,629
3,656,000	7.000		04/15/32	3,748,022
Level 3 Financing, Inc.(b)
450,000	3.750		07/15/29	415,854
Level 3 Financing, Inc.(b)
3,050,000	6.875		06/30/33	3,143,818
4,597,000	7.000		03/31/34	4,763,917
2,100,000	8.500		01/15/36	2,150,841
Lumen Technologies, Inc.(b)
550,000	5.375		06/15/29	518,282
Sable International Finance Ltd.(b)
2,335,000	7.125		10/15/32	2,365,051
Uniti Services LLC(b)
7,946,000	7.500		10/15/33	8,210,522
Viasat, Inc.(b)
2,799,000	7.500		05/30/31	2,716,318
Viavi Solutions, Inc.(b)
2,484,000	3.750		10/01/29	2,368,767
Vmed O2 U.K. Financing I PLC(b)
3,268,000	4.750		07/15/31	2,989,991
768,000	7.750		04/15/32	790,940
1,822,000	6.750		01/15/33	1,778,891

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(a) – (continued)
Windstream Services LLC/Windstream Escrow Finance Corp.(b)
$3,348,000	8.250%		10/01/31	$ 3,508,068
WULF Compute LLC(b)
4,149,000	7.750		10/15/30	4,326,826
Zegona Finance PLC(b)
4,431,000	8.625		07/15/29	4,680,687

				87,213,962

Transportation(a)(b) – 0.6%
Danaos Corp.
3,483,000	6.875		10/15/32	3,601,248
RXO, Inc.
975,000	7.500		11/15/27	993,759
Seaspan Corp.
3,268,000	5.500		08/01/29	3,107,313
Star Leasing Co. LLC
2,555,000	7.625		02/15/30	2,443,423
Stonepeak Nile Parent LLC
2,127,000	7.250		03/15/32	2,246,197
Watco Cos. LLC/Watco Finance Corp.
2,587,000	7.125		08/01/32	2,708,770
XPO, Inc.
525,000	7.125		06/01/31	545,559
525,000	7.125		02/01/32	551,843

				16,198,112

TOTAL CORPORATE OBLIGATIONS (Cost $2,302,165,918)				$2,310,574,137

Bank Loans(f) – 3.0%
Aerospace & Defense – 0.1%
TransDigm, Inc.
$857,828	0.000	%(g)	01/19/32	$ 857,142
(1 mo. USD Term SOFR + 2.250%)
2,872,800	5.922		03/22/30	2,869,582

				3,726,724

Auto Parts & Equipment – 0.1%
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
1,820,403	6.172		05/06/30	1,816,999
Tenneco, Inc.
(3 mo. USD Term SOFR + 5.000%)
500,000	8.772–
	8.989		11/17/28	494,425

				2,311,424

Beverages – 0.1%
Primo Brands Corp.
(3 mo. USD Term SOFR + 2.250%)
2,533,602	5.922		03/31/28	2,531,600

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(f) – (continued)
Building Materials – 0.1%
CP Atlas Buyer, Inc.
(1 mo. USD Term SOFR + 5.250%)
$1,551,112	8.922%		07/08/30	$ 1,520,928
Emrld Borrower LP
(3 mo. USD Term SOFR + 2.250%)
1,825,414	6.072		05/31/30	1,822,474

				3,343,402

Chemicals – 0.1%
Olympus Water U.S. Holding Corp.
299,244	0.000	(g)	06/20/31	294,606
TPC Group, Inc.
(6 mo. USD Term SOFR + 5.750%)
1,845,352	9.386		12/16/31	1,639,060

				1,933,666

Commercial Services – 0.2%
Allied Universal Holdco LLC
598,500	0.000	(g)	08/20/32	599,087
Crash Champions LLC
(3 mo. USD Term SOFR + 4.750%)
857,823	8.572		02/23/29	796,883
Mavis Tire Express Services Corp.
(1 mo. USD Term SOFR + 3.000%)
1,571,043	6.672		05/04/28	1,570,131
Signal Parent, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,491,096	7.267		04/03/28	1,100,534

				4,066,635

Computers – 0.2%
Bingo Holdings I LLC
(1 mo. USD Term SOFR + 4.750%)
1,596,000	8.422	(g)	03/31/26	1,568,740
Fortress Intermediate 3, Inc.
(1 mo. USD Term SOFR + 3.000%)
3,316,688	6.675	(h)	06/27/31	3,250,354
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
847,859	6.672		03/01/29	748,236

				5,567,330

Forest Products & Paper – 0.0%
Glatfelter Corp.
(3 mo. USD Term SOFR + 4.250%)
151,161	8.072		11/04/31	149,460

Health Care Services – 0.1%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,546,096	7.422		05/19/31	1,544,488
MPH Acquisition Holdings LLC
698,241	0.000	(g)	12/31/30	695,623

				2,240,111

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(f) – (continued)
Insurance – 0.1%
Acrisure LLC
(1 mo. USD Term SOFR + 3.000%)
$448,867	6.672%		11/06/30	$ 447,183
Asurion LLC
(1 mo. USD Term SOFR + 5.250%)
392,523	9.036		01/20/29	391,911
(1 mo. USD Term SOFR + 4.250%)
997,475	7.922		09/19/30	998,542
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 4.750%)
1,700,000	8.422		05/06/32	1,704,250

				3,541,886

Media – 0.7%
CSC Holdings LLC
(3 mo. U.S. (Fed) Prime Rate + 1.500%)
7,819,204	8.250		04/15/27	6,966,911
E.W. Scripps Co.
(1 mo. USD Term SOFR + 3.350%)
791,008	7.140		11/30/29	756,401
EW Scripps Co.
(1 mo. USD Term SOFR + 5.750%)
653,899	9.540		06/30/28	659,078
Radiate Holdco LLC
(1 mo. USD Term SOFR + 3.500%)
10,977,339	7.172		09/25/29	9,413,068

				17,795,458

Packaging(g) – 0.0%
LABL, Inc.
49,870	0.000		10/30/28	22,672

Pharmaceuticals – 0.3%
Bausch Health Cos., Inc.
(1 mo. USD Term SOFR + 6.250%)
4,877,744	9.922		10/08/30	4,750,240
Endo Luxembourg Finance Co. I SARL
(1 mo. USD Term SOFR + 3.750%)
2,329,104	7.422		04/23/31	2,329,826

				7,080,066

Retail – 0.7%
Evergreen Acqco 1 LP
(3 mo. USD Term SOFR + 3.000%)
3,075,733	6.701		09/17/32	3,078,040
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
3,650,850	6.172		12/16/30	3,648,404
LBM Acquisition LLC
(1 mo. USD Term SOFR + 3.750%)
2,448,785	7.521		06/06/31	2,352,254
Men’s Wearhouse, Inc. (The)
2,217,000	0.000	(g)	01/22/31	2,215,160
Park River Holdings, Inc.
875,000	0.000	(g)	03/15/31	873,635

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f) – (continued)
Retail – (continued)
Petco Health & Wellness Co., Inc.
(3 mo. USD Term SOFR + 3.250%)
$2,063,940	7.184%	03/03/28	$ 2,058,532
PetSmart, Inc.
(1 mo. USD Term SOFR + 4.000%)
2,695,000	7.671	08/18/32	2,690,957
Specialty Building Products Holdings LLC
(1 mo. USD Term SOFR + 3.750%)
2,086,580	7.522	10/16/28	1,975,825

			18,892,807

Telecommunications – 0.2%
Level 3 Financing Inc.
400,000	0.000 (g)	03/29/32	400,100
Lumen Technologies, Inc.
(1 mo. USD Term SOFR + 2.350%)
4,987,224	6.136	04/16/29	4,971,016

			5,371,116

Transportation – 0.0%
Forward Air Corp.
(3 mo. USD Term SOFR + 4.500%)
320,000	8.167	12/19/30	318,621

TOTAL BANK LOANS (Cost $78,742,581)			$ 78,892,978

U.S. Treasury Obligations – 0.2%
U.S. Treasury Notes
$2,300,000	3.500%	10/31/27	$ 2,298,473
400,000	3.625	08/31/30	397,437
1,400,000	3.875	09/30/32	1,389,500

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,104,511)			$ 4,085,410

Shares	Description	Value

Exchange Traded Funds – 2.6%
1,403,587	iShares Broad USD High Yield Corporate Bond ETF	$ 52,831,015
475,000	PGIM Active High Yield Bond ETF	16,957,500

TOTAL EXCHANGE TRADED FUNDS (Cost $69,315,058)		$ 69,788,515

Shares	Dividend Rate	Value

Investment Company(i) –6.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
159,450,357	3.590%	$ 159,450,357
(Cost $ 159,450,357)

TOTAL INVESTMENTS – 99.1% (Cost $2,613,778,425)		$2,622,791,397

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		24,599,408

NET ASSETS – 100.0%		$2,647,390,805

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2026.

(e)	Security is currently in default and/or non-income producing.

(f)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Represents an affiliated issuer.

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	97	03/20/26	$10,847,328	$(24,378)
2 Year U.S. Treasury Notes	118	03/31/26	24,602,078	(10,791)
20 Year U.S. Treasury Bonds	18	03/20/26	2,072,250	(13,055)
iBoxx iShares $ High Yield Corporate Bond Index	475	03/02/26	85,868,125	476,925
U.S. Corporate High Yield Very Liquid Index	305	03/17/26	34,330,800	(65,445)

Total				$363,256

Short position contracts:
5 Year U.S. Treasury Notes	(416)	03/31/26	(45,314,750)	131,789
Ultra Long U.S. Treasury Bonds	(4)	03/20/26	(469,750)	3,250

Total				$135,039

TOTAL FUTURES CONTRACTS				$498,295

SWAP CONTRACTS — At January 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	2.963%	12/20/30	$16,533	$1,480,068	$1,108,633	$371,435

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Financing Rate

Abbreviation:
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Strategy Alternatives Fund — The Cayman Commodity — MMA IV, LLC (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of January 31, 2026, the Fund’s net assets were XX of which, $XXX, or XX%, represented the Subsidiary’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2026:

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$2,310,574,137	$—
Bank Loans	—	75,642,624	3,250,354
U.S. Treasury Obligations	4,085,410	—	—
Exchange Traded Funds	69,788,515	—	—
Investment Company	159,450,357	—	—

Total	$233,324,282	$2,386,216,761	$3,250,354

Derivative Type

Assets(a)
Futures Contracts	$611,964	$—	$—
Credit Default Swap Contracts	—	371,435	—

Total	$611,964	$371,435	$—

Liabilities(a)
Futures Contracts	$(113,669)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

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Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (a) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (b) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying

MULTI-MANAGER HIGH YIELD BOND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.